Note 10 - 2022 Convertible Note Offering (Tables)	12 Months Ended
Sep. 30, 2022
Notes Tables
Schedule of Share-Based Payment Award, Warrants, Valuation Assumptions [Table Text Block]
	2022 Investor Warrants	2022 Placement Agent Warrants
Closing price per share of Common Stock	$9.98	$9.98
Exercise price per share	$9.94	$10.06
Expected volatility	88.44%	88.44%
Risk-free interest rate	2.96%	2.96%
Dividend yield	—	—
Remaining expected term of underlying securities (years)	5.0	5.0